Income tax expense, Reconciliation at Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Numerical reconciliation of income tax expense and tax at the statutory rate [Abstract]
Loss before income tax expense	$ (169,481)	$ (417,046)	$ (59,151)
Tax at the statutory tax rate of 30% (2022: 30%, 2021: 26%)	(50,844)	(125,114)	(15,379)
Tax effect amounts which are not deductible in calculating taxable income: [Abstract]
Non-deductible/non-allowable items	4,756	128,643	16,061
Tax effect of tax losses	(46,088)	3,529	682
Current year tax losses not recognized	28,349	534	704
Recognition of previously unrecognized tax losses	0	(1,019)	(240)
Difference in overseas tax rates	1,979	203	(3)
Impact of future tax rate changes	0	0	94
Current year temporary differences not recognised	0	0	2
Prior year tax over/(under) provisions	(212)	(523)	0
Deconsolidation of Non-recourse SPVs	18,362	0	0
Income tax expense	$ 2,390	$ 2,724	$ 1,239
Statutory tax rate	30.00%	30.00%	26.00%